General and Administrative Expenses - Summary of Company's General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	$ 1,651	$ 2,762	$ 7,555	$ 5,334
Professional fees			934	571
Salaries, Benefits and Directors’ Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses			3,689	3,093
Office And Administration
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses			942	498
Travel And Conferences
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses			616	565
Regulatory And Filing Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses			768	109
Marketing
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses			412	411
Depreciation
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses			69	32
Investor Relations
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses			$ 125	$ 55